Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Minimum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	2.00%
Maximum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	3.45%
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Derivative, Average Remaining Maturity	2 years 2 months 12 days
Fixed Interest Rate (%)	1.70%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 12,699
Derivative, Notional Amount	614,187
Interest Rate Swap [Member]
Derivative [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	$ 54,086
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Derivative, Average Remaining Maturity	2 years 10 months 24 days
Fixed Interest Rate (%)	3.30%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 16,623
Derivative, Notional Amount	$ 254,486
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Derivative, Average Remaining Maturity	3 months 18 days
Fixed Interest Rate (%)	3.00%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 24,764
Derivative, Notional Amount	$ 64,635